LEASES	3 Months Ended
Mar. 31, 2022
LEASES
LEASES
14.	LEASES

The Company’s leases relate primarily to office facilities that expire on various dates from 2022 through 2032, some of which include one or more options to renew. All of the Company’s leases are classified as operating leases. Operating leases are included in “Right of use assets” in the Condensed Consolidated Balance Sheets. Current portion of the lease liabilities are included in “Accrued liabilities” and non-current portion of lease liabilities are included in “Lease liabilities” in the Condensed Consolidated Balance Sheets. Operating lease costs, including insignificant costs related to short-term leases, were $3.4 million and $6.1 million for the three months ended March 31, 2022 and March 31, 2021, respectively.

Additional information related to the Company’s leases as of and for the three months ended March 31, 2022, is as follows (in thousands, except for the lease term and discount rate):

As of March 31,
2022
Right of use asset	$53,393
Lease liabilities, current	10,670
Lease liabilities, non-current	52,969
Total lease liabilities	$63,639
Weighted average remaining lease term	6.9 years
Weighted average discount rate	5.6%
Cash paid for amounts included in lease liabilities	$3,852
Right of use assets obtained in exchange for lease obligations upon adoption	$54,738
Right of use asset obtained in exchange for lease obligation during three months ended March 31, 2022	$5,514

As of March 31, 2022, the Company signed a new lease for office space effective as of March of 2022 which increased commitments by $8.4 million through August of 2032. The lease for the existing space the Company occupied was expiring.

Maturities of lease liabilities as of March 31, 2022 were as follows (in thousands):

As of March 31,
Year ending December 31,	2022
2022 (remaining)	$10,543
2023	11,811
2024	12,205
2025	12,106
2026	6,679
Thereafter	24,918
Total undiscounted lease payments	78,262
Less: imputed interest	$(14,623)
Total lease liabilities	$63,639

Due to hybrid working arrangements, the Company reassessed its office needs and subleased several office locations during the three months ended March 31, 2022. These agreements were considered to be operating leases. The Company has not been legally released from the primary obligations under the original leases and therefore the Company continues to account for the original lease separately. The Company recorded an ROU asset impairment charge in the three months ended March 31, 2022 of $2.6 million, which was the amount by which the carrying value of the lease ROU assets exceeded the fair values. Estimated the fair values are based on the discounted cash flows of estimated net rental income for the office spaces subleased. The ROU asset impairment charge is included in “Other operating expense (income) — net” on the Condensed Consolidated Statement of Operations. Rent income from the sublessees are included in the statement of operations on a straight-line basis as an offset to rent expense associated with the original operating lease included in “Selling, general and administrative expenses” on the Condensed Consolidated Statement of Operations.